19A. LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
A. Leases Details
2017	$ 1,166,410		$ 243,269
2018	1,488,298		184,820
2019	1,436,981		110,446
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
Total	11,649,955		538,535
Rent expense	$ 138,531	$ 228,813	$ 220,426	$ 226,212